CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
ASSETS:
Cash and cash equivalents	₨ 430,708.6	$ 6,641.6	₨ 377,671.7
Term placements	131,069.5	2,021.1	148,899.8
Investments held for trading, at fair value	35,363.7	545.3	71,860.9
Investments available for sale, at fair value [includes restricted investments of Rs. 656,516.4 and Rs. 1,200,857.2 (US$ 18,517.5), as of March 31, 2016 and March 31, 2017, respectively]	2,111,385.6	32,558.0	1,878,684.4
Securities purchased under agreements to resell	50,000.0	771.0	1,019.9
Loans [net of allowance of Rs. 57,360.1 and Rs. 78,496.9 (US$ 1,210.5), as of March 31, 2016 and March 31, 2017, respectively]	5,910,412.8	91,139.7	4,935,474.3
Accrued interest receivable	67,356.6	1,038.7	58,276.4
Property and equipment, net	38,969.3	600.9	35,679.7
Intangible assets, net	2.0	0.0	5.0
Goodwill	74,937.9	1,155.6	74,937.9
Other assets	216,774.5	3,342.8	154,213.3
Total assets	9,066,980.5	139,814.7	7,736,723.3
Liabilities:
Interest-bearing deposits	5,277,644.0	81,382.3	4,575,414.5
Non-interest-bearing deposits	1,153,678.9	17,790.0	882,445.8
Total deposits	6,431,322.9	99,172.3	5,457,860.3
Securities sold under repurchase agreements	0.0	0.0	306,060.0
Short-term borrowings	322,265.6	4,969.4	253,562.4
Accrued interest payable	44,487.6	686.0	41,184.3
Long-term debt	730,920.7	11,270.9	522,313.5
Accrued expenses and other liabilities	510,082.6	7,865.6	284,947.6
Total liabilities	8,039,079.4	123,964.2	6,865,928.1
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares and 3,250,000,000 shares; issued and outstanding 2,528,186,517 shares and 2,562,545,717 shares, as of March 31, 2016 and March 31, 2017, respectively	5,125.1	79.0	5,056.4
Additional paid-in capital	442,721.8	6,826.9	412,264.5
Retained earnings	364,471.9	5,620.3	290,542.4
Statutory reserve	187,703.2	2,894.4	149,931.6
Accumulated other comprehensive income (loss)	26,031.6	401.4	11,515.3
Total HDFC Bank Limited shareholders' equity	1,026,053.6	15,822.0	869,310.2
Noncontrolling interest in subsidiaries	1,847.5	28.5	1,485.0
Total shareholders' equity	1,027,901.1	15,850.5	870,795.2
Total liabilities and shareholders' equity	₨ 9,066,980.5	$ 139,814.7	₨ 7,736,723.3